ACCOUNTING FOR WARRANT LIABILITY (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ACCOUNTING FOR WARRANT LIABILITY
Schedule of fair value hierarchy for liabilities measured at fair value on a recurring basis

			Significant	Significant
		Quoted Prices	Other	Other
		in Active	Observable	Unobservable
	June 30,	Markets	Inputs	Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$14,921,000	$14,921,000	$—	$—
Private Placement Warrants	$10,203,000	$—	$—	$10,203,000
Warrant liability at June 30, 2021	$25,124,000	$14,921,000	—	$10,203,000

			Significant	Significant
		Quoted Prices	Other	Other
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$12,851,000	$—	$—	$12,851,000
Private Placement Warrants	8,668,000	—	—	8,668,000
Warrant liability at December 31, 2020	$21,519,000	$—	$—	$21,519,000

Schedule of fair value hierarchy of valuation techniques

	As of	As of
	June 30,	December 31,
Private Warrants:	2021)	2020
Term (in years)	5.0	5.0
Volatility – post announcement	24.1%	30%
Risk-free rate	0.87%	0.47%
Fair value of warrants	$1.79	$1.52
Public Warrants:
Simulated warrant value	$1.73	$1.49
Publicly-traded value	$1.73	$1.49

		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$12,851,000	$—	$—	$12,851,000
Private Placement Warrants	$8,668,000	$—	$—	$8,668,000
Warrant liability at December 31, 2020	$21,519,000			$21,519,000

		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$5,705,000	$—	$—	$5,705,000
Private Placement Warrants	$3,763,000	$—	$—	$3,763,000
Warrant liability at September 30, 2020	$9,468,000			$9,468,000

Schedule of changes in the fair value of warrant liabilities

		Private	Warrant
	Public	Placement	Liabilities
Fair value measurement on December 31, 2020	$12,851,000	$8,668,000	$21,519,000
Change in valuation inputs or other assumptions	2,070,000	1,535,000	3,605,000
Fair value as of June 30, 2021	$14,921,000	$10,203,000	$25,124,000